Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of financial assets into or out of level 3 of fair value					$ 0	$ 0
Fair value assets level 2 to level 1 transfer					0	0
Fair value assets level 1 to level 2 transfers					0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases of financial assets	$ 0	$ 0	$ 0	$ 0	0	0	$ 0
Sales of financial assets	0	0	0	0	0	0	0
Maturities of financial assets	0	0	0	0	0	0	0
Unrealized gains	0	0	0	0	0	0	0
Unrealized losses	0	0	0	0	$ 0	$ 0	$ 0
Transfer of financial assets into or out of level 3 of fair value	$ 0	$ 0	$ 0	$ 0